Schedule H, Line 4i	12 Months Ended
Dec. 31, 2025
EBP 95-3520374 001 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]

SUPPLEMENTAL SCHEDULE

PLUMAS BANK 401(k) PROFIT SHARING PLAN

EMPLOYER IDENTIFICATION NUMBER: 95-3520374

PLAN NUMBER: 001

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost(1)	(e) Value
*	Principal LifeTime 2030 Inst Fund	Mutual Fund		2,628,370
	Fidelity Adv Eq Growth Z Fund	Mutual Fund		2,564,867
*	Principal Cap App Inst Fund	Mutual Fund		2,538,007
*	Principal LifeTime 2045 Inst Fund	Mutual Fund		1,871,081
*	Principal LgCp S&P 500 Idx Inst Fund	Mutual Fund		1,703,517
*	Principal LifeTime 2025 Inst Fund	Mutual Fund		1,682,289
	Vanguard Group Registered Investment Company Vanguard Fed Money Mrkt Inv Fund	Mutual Fund		1,641,086
	Capital Research and Mgmt Co Am Funds EUPAC R6 Fund	Mutual Fund		1,553,025
	Janus International Holding, LLC Registered Investment Company JanusHenderson Enter N Fund	Mutual Fund		1,277,349
*	Principal LifeTime 2050 Inst Fund	Mutual Fund		1,257,021
*	Principal LifeTime 2035 Inst Fund	Mutual Fund		1,212,745
	LA Capital MidCap Value I R6 Fund	Mutual Fund		816,105
*	Principal LifeTime 2055 Inst Fund	Mutual Fund		808,760
*	Principal LifeTime 2040 Inst Fund	Mutual Fund		750,754
*	Principal LifeTime 2020 Inst Fund	Mutual Fund		425,740
*	Principal SmCp S&P 600 Idx R6 Fund	Mutual Fund		392,775
*	Principal Core Fixed	Mutual Fund		380,006
*	Principal LifeTime 2060 Inst Fund	Mutual Fund		369,945
	Dimensional Fund Advisors Registered Investment Company DFA Emerg Mkt Core Eqty I Fd	Mutual Fund		295,147
*	Principal Equity Income Inst Fund	Mutual Fund		231,504
*	Principal MidCap S&P 400 Idx R6 Fund	Mutual Fund		209,773
	Macquarie Small Cap Value R6 Fund	Mutual Fund		208,393
*	Principal LifeTime 2065 Inst Fund	Mutual Fund		202,693
	PGIM Investments Registered Investment Company PGIM High Yield R6 Fund	Mutual Fund		145,932
	Putnam Sm Cap Growth R6 Fund	Mutual Fund		105,413
*	Principal LifeTime 2070 Inst Fund	Mutual Fund		68,133
*	Principal LifeTime 2015 Inst Fund	Mutual Fund		54,473
*	Principal LifeTime Hybrid Inc R6			3,073

*	Plumas Bancorp Common	Common Stock		4,515,881

*	Principal Fixed Income Guaranteed Option	Guaranteed Investment Contract		822,452

*	Principal Pension Builder	Annuity		2,734

*	Notes Receivable from Participants	Interest rates from 4.25% - 9.500% and maturity dates from 2026 through 2035	$0	416,417

				$31,155,460

(1)	Cost is not required for participant-directed investments
*	Related Party or party-in-interest to the Plan.